Fair Value of Warrant Liabilities (Details) - Schedule of the fair value of the warrant liability - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Fair Value Of The Warrant Liability Abstract
Fair value beginning	$ 52,151
Initial fair value of warrant liability upon issuance at IPO		126,435
Initial fair value of warrant liability upon the exercise of over-allotment option		10,536
Change in fair value of warrant liability	(35,776)	(84,820)
Fair value ending	$ 16,375	$ 52,151